Recapitalization (Details) - Schedule of Number of Predecessor HBC Shares	Sep. 30, 2024 shares
Predecessor HBC Shares [Member]
Class of Stock [Line Items]
Common stock	1,000
Shares issued to shareholders of Predecessor HBC [Member]
Class of Stock [Line Items]
Common stock	69,800,000